Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Unrecognized Contractual Commitments

The Group’s significant unrecognized contractual commitments are as follows:

	December 31, 2024	December 31, 2023
Acquisition of property, plant and equipment	$48,842	$1,319,465
Access to software license services	428,229	349,755
Other services	21,775	—
Total	$498,846	$1,669,220